Fair Value Measurements - Schedule of change in the derivative liability forward purchase agreement (Q3) (Details) - USD ($)		3 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Derivative liability opening balance	$ 11,655,000	$ 12,321,000	$ 11,655,000
Change in fair value of derivative liability - forward purchase agreement		(3,330,000)	666,000
Derivative liability ending balance	$ 11,655,000	$ 8,991,000	$ 12,321,000